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[REEDSMITH LETTERHEAD]

                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
                                                     Washington, D.C. 20005-3373
                                                                 +1 202 414 9200
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                                                                   reedsmith.com

W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

November 10, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       (File No. 333-197993/811-03365)
       (MetLife Investment Portfolio/SM/ - Standard Version and
       MetLife Investment Portfolio/SM/ - C Share Option)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the oral comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on Pre-Effective Amendment No. 1 to the registration statement. This filing has been marked to show changes from Pre-Effective Amendment No. 1.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to November 12, 2014.
The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
---------------------
W. Thomas Conner

Attachment
cc:    John B. Towers, Esq.
       Michele H. Abate, Esq.

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